SHARE CAPITAL - Activity occurred during the year end (Details) - shares	1 Months Ended	12 Months Ended
	May 31, 2023	Dec. 31, 2023	Dec. 31, 2022
SHARE CAPITAL
Shares issued in connection with options exercised		6,000	33,000
RSUs
SHARE CAPITAL
Vested (in shares)		3,262,000	2,135,000
Equity Shares issued		3,169,000	1,459,000
Awards forfeited		137,000	78,000
Subordinate, Restricted, and Limited Voting Shares
SHARE CAPITAL
Shares cancelled during the period			5,000
Shares repurchased during the period			5,000
Equity Shares issued		3,169,000	1,459,000
Shares issued in connection with options exercised			33,000
Shares issued in connection with earn-out provision related to the acquisition			1,029,000
Shares issued to a related party for services rendered		66,000	76,000
Shares converted or exchanged for Equity Shares		430,000	2,006,000
Subordinate, Restricted, and Limited Voting Shares | CannTech PA, LLC
SHARE CAPITAL
Shares converted or exchanged for Equity Shares			908,000
Subordinate, Restricted, and Limited Voting Shares | Levia
SHARE CAPITAL
Shares converted or exchanged for Equity Shares		52,000
Subordinate, Restricted, and Limited Voting Shares | Herbal Remedies
SHARE CAPITAL
Shares converted or exchanged for Equity Shares		354,000
Subordinate, Restricted, and Limited Voting Shares | Blue Camo
SHARE CAPITAL
Shares converted or exchanged for Equity Shares			1,027,000
Subordinate, Restricted, and Limited Voting Shares | Other than a business acquisition
SHARE CAPITAL
Shares converted or exchanged for Equity Shares		9,000	71,000
Subordinate, Restricted, and Limited Voting Shares And Treasury Shares
SHARE CAPITAL
Shares repurchased during the period			82,000
Exchangeable Shares
SHARE CAPITAL
Shares issued in connection with earn-out provision related to the acquisition		3,798,000
Shares issued in connection with the acquisition			682,000
Shares converted or exchanged for Equity Shares		(430,000)	(2,006,000)
Exchangeable Shares | CannTech PA, LLC
SHARE CAPITAL
Shares converted or exchanged for Equity Shares			908,000
Exchangeable Shares | Cultivauna
SHARE CAPITAL
Shares issued in connection with the acquisition			329,000
Exchangeable Shares | Levia
SHARE CAPITAL
Shares converted or exchanged for Equity Shares		52,000
Exchangeable Shares | Herbal Remedies
SHARE CAPITAL
Shares issued in connection with the acquisition			353,000
Shares converted or exchanged for Equity Shares		354,000
Exchangeable Shares | Blue Camo
SHARE CAPITAL
Shares converted or exchanged for Equity Shares		15	1,027,000
Exchangeable Shares | GSD
SHARE CAPITAL
Shares issued in connection with the acquisition		3,798,000
Exchangeable Shares | Tahoe Hydro
SHARE CAPITAL
Shares issued in connection with the acquisition		233,000
Shares converted or exchanged for Equity Shares	233,000
Exchangeable Shares | Other than a business acquisition
SHARE CAPITAL
Shares converted or exchanged for Equity Shares		9,000